Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	2025	2024
Finished products	Ps. 6,796	Ps. 7,124
Raw materials	4,508	4,452
Non strategic spare parts	1,695	1,538
Inventories in transit	186	210
Packing materials	410	400
Other	419	335
Total	Ps. 14,014	Ps. 14,059

Summary of Changes in Inventories
For the years ended as of December 31, 2025, 2024 and 2023, inventory consumptions included in the consolidated income statement under the cost of goods sold caption are as follows:

	2025	2024	2023
Finished goods and work in progress	Ps. 39,368	Ps. 35,313	Ps. 28,682
Raw materials and packing materials	100,434	96,847	90,919
Total	Ps. 139,802	Ps. 132,160	Ps. 119,601